Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Voyage Expenses and Commissions
Brokers' commissions on revenue	$ 8,363	$ 7,050	$ 7,527
Bunkers' consumption and other voyage expenses	11,067	14,833	16,245
Total	$ 19,430	$ 21,883	$ 23,772